Stockholder Equity (Details Textual) - USD ($)	Oct. 13, 2015	Jul. 13, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Shares Authorized			1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued			0	0	0
Preferred Stock, Shares Outstanding			0	0	0
Common Stock, Shares Authorized			120,000,000	120,000,000	120,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction		10,062,500
Sale of Stock, Consideration Received on Transaction		$ 25,000
Shares Issued, Price Per Share		$ 0.0025
Sponsor Shares subject to forfeiture	1,125,000
Sponsor Shares Forfeited	500,000
Requirements for release of sponsor shares from escrow	(i) The last sales price of the Company's common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Share contributed back to the company	1,437,500
Sponsor Shares Outstanding	8,625,000
Common Stock, Shares, Issued			9,849,179	9,814,869	9,680,095
Common Stock, Shares, Outstanding			9,849,179	9,814,869	9,680,095
Common Stock Subject To Possible Redemptions			30,775,821	30,810,131	30,944,905